CASH FLOW STATEMENT - Reconciliation of net cash flow to movement in net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOW STATEMENT
Net cash flow from cash net of overdrafts	$ (459)	$ 1,493	$ (76)
Settlement of Currency Swaps	4	(7)	2
Net cash flow from borrowings	267	(1,545)	(425)
Change in net debt from net cash flow	(188)	(59)	(499)
IFRS 16 lease liabilities	7	(34)	(170)
Exchange adjustment	59	(71)	3
Corporate bond issuance expense	(1)	8
Change in net debt in the year	(123)	(156)	(666)
Balance at beginning of year	(1,926)	(1,770)	(1,104)
Balance at end of year	$ (2,049)	$ (1,926)	$ (1,770)